UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 – March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments

March 31, 2014

	Shares/Par†	Value
JNL/PPM America Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.7%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a)	$535,944	$558,721
4.95%, 01/15/23 (a)	242,600	260,795
American Tower Trust I, 3.07%, 03/15/23 (a)	810,000	774,467
AmeriCredit Automobile Receivables Trust
4.26%, 02/08/17	32,000	33,201
1.07%, 03/08/18	302,000	301,739
Banc of America Commercial Mortgage Trust REMIC, 5.82%, 02/10/51 (b)	357,506	397,616
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	519,000	537,217
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	529,200
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	260,000	262,600
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	71,000	70,309
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.70%, 02/12/49 (b)	450,000	498,754
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	833,000	793,052
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,073,810)		5,017,671

CORPORATE BONDS AND NOTES - 82.2%
CONSUMER DISCRETIONARY - 12.5%
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20	349,000	313,227
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (a) (c)	110,000	113,575
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (a) (d)	300,000	136,500
Delphi Corp.
6.13%, 05/15/21	1,000,000	1,112,500
5.00%, 02/15/23	163,000	172,780
4.15%, 03/15/24	118,000	117,875
DISH DBS Corp.
5.88%, 07/15/22	525,000	560,437
5.00%, 03/15/23	743,000	748,572
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (a)	251,000	271,707
General Motors Co.
3.50%, 10/02/18 (a)	500,000	509,375
6.25%, 10/02/43 (a)	148,000	160,210
Glencore Funding LLC, 4.13%, 05/30/23 (a)	435,000	415,519
GLP Capital LP
4.38%, 11/01/18 (a)	100,000	102,625
5.38%, 11/01/23 (a)	100,000	102,750
KB Home
4.75%, 05/15/19	253,000	254,898
7.50%, 09/15/22	500,000	547,500
MGM Resorts International, 6.75%, 10/01/20	1,250,000	1,385,937
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (a) (e)(e)	318,000	321,180
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (a) (c)	311,000	343,655
Netflix Inc., 5.75%, 03/01/24 (a)	178,000	184,230
PC Nextco Holdings LLC, 8.75%, 08/15/19 (a) (c)	178,000	184,008
PVH Corp., 4.50%, 12/15/22	700,000	691,250
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	500,000	512,500
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (a) (c)	200,000	212,750
SES SA, 3.60%, 04/04/23 (a)	130,000	125,997
Shea Homes LP, 8.63%, 05/15/19	500,000	551,250
Starz LLC, 5.00%, 09/15/19	500,000	516,250
Taylor Morrison Communities Inc.
7.75%, 04/15/20 (a)	270,000	297,675
5.63%, 03/01/24 (a)	129,000	127,388
Tenneco Inc., 6.88%, 12/15/20	500,000	548,750
Time Warner Cable Inc.
6.75%, 06/15/39	65,000	77,040
5.88%, 11/15/40	44,000	47,677
5.50%, 09/01/41	120,000	125,113
Toll Brothers Finance Corp., 4.00%, 12/31/18	128,000	131,200
TRW Automotive Inc.
4.50%, 03/01/21 (a)	173,000	177,758
4.45%, 12/01/23 (a)	138,000	138,690
WideOpenWest Finance LLC
10.25%, 07/15/19 (f)	175,000	198,625
10.25%, 07/15/19	300,000	340,500
Wynn Las Vegas LLC, 7.75%, 08/15/20	550,000	611,875
		13,491,348
CONSUMER STAPLES - 3.0%
Altria Group Inc., 4.00%, 01/31/24	313,000	313,639
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (a) (c)	507,000	534,251
ConAgra Foods Inc., 4.65%, 01/25/43	173,000	166,711
Constellation Brands Inc., 4.25%, 05/01/23	100,000	97,750
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (a)	502,000	493,843
Reynolds Group Issuer Inc., 7.88%, 08/15/19	500,000	550,625
Rite Aid Corp., 10.25%, 10/15/19	400,000	440,000
SABMiller Holdings Inc., 3.75%, 01/15/22 (a)	250,000	255,542
WM Wrigley Jr. Co., 3.38%, 10/21/20 (a)	439,000	443,374
		3,295,735
ENERGY - 14.2%
Access Midstream Partners LP
5.88%, 04/15/21	100,000	106,500
4.88%, 05/15/23	650,000	654,875
4.88%, 03/15/24	174,000	173,565
Alpha Natural Resources Inc.
9.75%, 04/15/18	500,000	481,250
6.25%, 06/01/21	600,000	451,500
Arch Coal Inc.
8.00%, 01/15/19 (a)	148,000	148,000
9.88%, 06/15/19	500,000	435,000
Arch Coal Inc. Term Loan, 6.25%, 05/14/18 (b)	493,739	486,195
Athlon Holdings LP, 7.38%, 04/15/21 (a)	118,000	125,670
BP Capital Markets Plc, 3.25%, 05/06/22	460,000	456,187
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (f)	487,000	490,652
Chesapeake Energy Corp., 5.75%, 03/15/23	143,000	151,401
Concho Resources Inc., 5.50%, 04/01/23	318,000	330,720
Continental Resources Inc., 4.50%, 04/15/23	295,000	305,564
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	336,000	315,840
Ecopetrol SA, 7.38%, 09/18/43	505,000	576,331
Enterprise Products Operating LLC, 5.95%, 02/01/41	150,000	171,737
EP Energy LLC
6.88%, 05/01/19	700,000	756,000
9.38%, 05/01/20	450,000	520,312
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18 (b)	199,500	199,464
Halcon Resources Corp., 9.75%, 07/15/20 (a)	113,000	121,475
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	404,000	396,930
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	113,796
Linden Term Loan B, 3.75%, 12/01/20 (b)	100,000	100,417

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Magnum Hunter Resources Corp., 9.75%, 05/15/20	500,000	553,750
MarkWest Energy Partners LP, 5.50%, 02/15/23	450,000	462,375
Memorial Production Partners LP, 7.63%, 05/01/21	100,000	105,500
Penn Virginia Corp., 8.50%, 05/01/20	411,000	457,238
Penn Virginia Resource Partners LP, 8.25%, 04/15/18	400,000	418,000
Petrobras Global Finance BV
4.38%, 05/20/23	336,000	307,488
5.63%, 05/20/43	300,000	253,665
Plains Exploration & Production Co.
6.50%, 11/15/20	500,000	550,625
6.88%, 02/15/23	1,200,000	1,335,000
PVR Partners LP, 6.50%, 05/15/21	280,000	298,900
Regency Energy Partners LP
5.88%, 03/01/22	360,000	373,500
4.50%, 11/01/23	76,000	70,680
SandRidge Energy Inc., 7.50%, 02/15/23	475,000	503,500
Seadrill Ltd., 6.13%, 09/15/17 (a)	750,000	781,875
Transocean Inc., 6.38%, 12/15/21 (g)	260,000	292,261
WPX Energy Inc., 6.00%, 01/15/22	475,000	486,875
		15,320,613
FINANCIALS - 23.1%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	718,000	724,295
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (a)	350,000	450,345
Allstate Corp., 5.75%, 08/15/53 (b)	376,000	394,800
American International Group Inc., 8.25%, 08/15/18	410,000	512,624
Bank of America Corp.
3.30%, 01/11/23	497,000	479,218
4.00%, 04/01/24	571,000	570,412
Bank of America NA, 6.10%, 06/15/17	260,000	294,142
Barclays Bank Plc
2.50%, 02/20/19	340,000	340,696
7.63%, 11/21/22	250,000	275,625
7.75%, 04/10/23 (b)	235,000	259,088
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (e)(e), EUR	400,000	578,616
8.25% (callable at 100 beginning 12/15/18) (e)(e)	400,000	420,000
BlackRock Inc., 3.38%, 06/01/22	220,000	222,857
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (a)	456,000	473,100
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (e)(e)	600,000	587,625
5.95% (callable at 100 beginning 01/30/23) (e)	750,000	733,125
Credit Suisse AG, 6.50%, 08/08/23 (a)	744,000	816,540
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (e)	490,000	532,262
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (e)	558,000	513,360
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (f), EUR	517,000	715,810
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	516,000	528,849
FMR LLC, 4.95%, 02/01/33 (a)	377,000	394,154
Ford Motor Credit Co. LLC
5.00%, 05/15/18	470,000	518,880
2.38%, 03/12/19	350,000	347,412
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (e)	700,000	798,000
3.10%, 01/09/23	350,000	342,540
6.75%, 03/15/32	200,000	257,146
Goldman Sachs Group Inc.
4.00%, 03/03/24	523,000	520,758
6.75%, 10/01/37	225,000	257,742
HSBC Holdings Plc, 4.25%, 03/14/24	200,000	200,276
Icahn Enterprises LP
3.50%, 03/15/17 (a)	368,000	371,680
4.88%, 03/15/19 (a)	381,000	387,667
5.88%, 02/01/22 (a)	235,000	238,525
ING US Inc., 5.65%, 05/15/53 (b)	179,000	177,926
International Lease Finance Corp.
7.13%, 09/01/18 (a)	500,000	581,250
4.63%, 04/15/21	206,000	206,000
Intesa Sanpaolo SpA, 5.25%, 01/12/24	500,000	513,717
Invesco Finance Plc, 3.13%, 11/30/22	370,000	358,286
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (e)	1,075,000	1,214,750
3.25%, 09/23/22	350,000	344,828
MetLife Inc., 4.37%, 09/15/23	187,000	199,194
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (a)	500,000	502,280
Morgan Stanley
4.88%, 11/01/22	400,000	420,367
4.10%, 05/22/23	292,000	289,080
Murray Street Investment Trust I, 4.65%, 03/09/17 (h)	480,000	518,541
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	813,000	768,285
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (e)	116,000	108,750
Prologis International Funding II, 4.88%, 02/15/20 (a)	440,000	457,515
Prudential Financial Inc., 5.20%, 03/15/44 (b)	217,000	215,373
Royal Bank of Scotland Group Plc
6.10%, 06/10/23	562,000	583,441
6.00%, 12/19/23	443,000	453,672
Santander UK Plc, 5.00%, 11/07/23 (a)	200,000	205,788
Skandinaviska Enskilda Banken AB, 2.38%, 03/25/19 (a)	349,000	348,063
Springleaf Finance Corp. Term Loan, 4.75%, 09/30/19 (b)	320,000	322,934
Stena AB, 7.00%, 02/01/24 (a)	233,000	237,078
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23 (a)	480,000	469,585
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	360,102
		24,914,974
HEALTH CARE - 4.6%
Capsugel SA, 7.00%, 05/15/19 (a) (c)	149,000	153,470
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (a)	116,000	118,900
6.88%, 02/01/22 (a)	100,000	104,500
Forest Laboratories Inc.
4.38%, 02/01/19 (a)	163,000	171,558
5.00%, 12/15/21 (a)	310,000	327,825
Gilead Sciences Inc., 4.80%, 04/01/44	412,000	424,115
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,070,500
HCA Inc., 3.75%, 03/15/19	312,000	313,170
Hospira Inc., 5.80%, 08/12/23	136,000	148,802
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	427,000
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	266,772

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Novartis Capital Corp., 2.40%, 09/21/22	180,000	170,130
Pfizer Inc., 4.30%, 06/15/43	285,000	281,430
Quest Diagnostics Inc., 4.25%, 04/01/24	205,000	203,795
Tenet Healthcare Corp.
5.00%, 03/01/19 (a)	171,000	170,786
6.00%, 10/01/20 (a)	114,000	121,980
8.13%, 04/01/22	137,000	153,098
Valeant Pharmaceuticals International Inc., 5.63%, 12/01/21 (a)	161,000	169,050
Zoetis Inc., 4.70%, 02/01/43	200,000	197,929
		4,994,810
INDUSTRIALS - 6.7%
Abengoa Finance SAU
7.75%, 02/01/20 (a)	193,000	208,440
6.00%, 03/31/21 (a), EUR	1,000,000	1,384,545
Aircastle Ltd., 4.63%, 12/15/18	210,000	214,988
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (a)	700,000	775,250
Alliant Techsystems Inc., 5.25%, 10/01/21 (a)	45,000	46,238
B/E Aerospace Inc., 5.25%, 04/01/22	52,000	53,495
Bombardier Inc., 6.13%, 01/15/23 (a)	448,000	452,480
Dematic SA, 7.75%, 12/15/20 (a)	227,000	242,323
Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20 (a), EUR	500,000	752,545
General Electric Co., 4.50%, 03/11/44	146,000	148,265
International Lease Finance Corp., 5.88%, 04/01/19	500,000	546,250
Meritor Inc.
6.75%, 06/15/21	409,000	432,517
6.25%, 02/15/24	109,000	109,273
Monitronics International Inc., 9.13%, 04/01/20	284,000	303,880
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (a)	250,000	264,855
Pentair Finance SA, 2.65%, 12/01/19	250,000	244,131
United Continental Holdings Inc.
6.00%, 07/15/26	269,000	254,205
6.00%, 07/15/28	352,000	322,960
United Technologies Corp., 4.50%, 06/01/42	200,000	203,654
US Airways Group Inc., 6.13%, 06/01/18	225,000	236,531
		7,196,825
INFORMATION TECHNOLOGY - 0.5%
Ancestry.com Inc., 9.63%, 10/15/18 (a) (c)	70,000	73,500
Fidelity National Information Services Inc., 3.50%, 04/15/23	165,000	156,837
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (f)	262,000	262,327
		492,664
MATERIALS - 7.7%
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (a)	225,000	250,875
Barrick Gold Corp.
3.85%, 04/01/22	60,000	57,318
4.10%, 05/01/23	267,000	253,320
BOE Intermediate Holding Corp., 9.00%, 11/01/17 (a) (c)	130,687	142,449
Cemex Finance LLC
9.38%, 10/12/22 (a)	750,000	880,312
6.00%, 04/01/24 (f)	200,000	200,500
Cemex SAB de CV, 6.50%, 12/10/19 (a)	326,000	346,782
CF Industries Inc., 5.38%, 03/15/44	184,000	191,833
Crown Americas LLC, 4.50%, 01/15/23	195,000	186,225
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (a)	650,000	684,125
8.25%, 11/01/19 (a)	650,000	715,000
FMG Resources Pty Ltd. New Term Loan B, 4.25%, 06/30/19 (b)	493,763	497,323
Freeport-McMoRan Copper & Gold Inc., 5.45%, 03/15/43	327,000	321,562
Ineos Finance Plc, 7.50%, 05/01/20 (a)	500,000	548,750
INEOS Group Holdings SA, 6.50%, 08/15/18 (a), EUR	167,000	241,591
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (a) (c)	238,000	247,520
Rain CII Carbon LLC, 8.25%, 01/15/21 (a)	200,000	206,000
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	310,000	285,200
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (a)	500,000	530,000
Styrolution Group GmbH, 7.63%, 05/15/16 (f), EUR	300,000	427,932
TPC Group Inc., 8.75%, 12/15/20 (a)	474,000	519,622
Verso Paper Holdings LLC, 11.75%, 01/15/19	300,000	323,250
Xstrata Finance Canada Ltd., 4.25%, 10/25/22 (a)	292,000	284,775
		8,342,264
TELECOMMUNICATION SERVICES - 5.5%
AT&T Inc., 2.63%, 12/01/22	500,000	464,960
Frontier Communications Corp., 7.13%, 03/15/19	350,000	387,625
Hughes Satellite Systems Corp., 6.50%, 06/15/19	500,000	548,750
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (a) (c)	250,000	260,000
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	248,000	248,514
Sprint Capital Corp.
6.90%, 05/01/19	350,000	384,125
6.88%, 11/15/28	194,000	188,180
Sprint Corp., 7.13%, 06/15/24 (a)	416,000	436,800
Sprint Nextel Corp., 7.00%, 03/01/20 (a)	350,000	403,375
Verizon Communications Inc.
4.50%, 09/15/20	350,000	380,255
5.15%, 09/15/23	500,000	547,235
6.40%, 09/15/33	211,000	250,509
6.55%, 09/15/43	661,000	804,394
Wind Acquisition Finance SA, 11.75%, 07/15/17 (a), EUR	200,000	289,942
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (b)	297,000	296,183
		5,890,847
UTILITIES - 4.4%
AES Corp., 7.38%, 07/01/21	600,000	684,000
Electricite de France, 6.00%, 01/22/14 (a)	400,000	419,758
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (e)	832,000	833,248
Enel SpA, 8.75%, 09/24/73 (a) (b)	395,000	443,230
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	225,000	236,813
FirstEnergy Corp., 4.25%, 03/15/23 (g)	162,000	157,151
GenOn Energy Inc., 9.50%, 10/15/18	250,000	255,625
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	119,620
Monongahela Power Co., 4.10%, 04/15/24 (a)	235,000	240,390
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22	275,000	288,157
Puget Energy Inc., 6.00%, 09/01/21	610,000	702,893
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	317,715
		4,698,600
Total Corporate Bonds and Notes (cost $86,873,903)		88,638,680

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 6.1%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	320,000	299,709

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.8%
Federal Home Loan Mortgage Corp. - 2.1%
Federal Home Loan Mortgage Corp.
3.00%, 05/15/29, TBA (i)	480,000	491,250
5.50%, 08/01/40	467,234	512,767
4.00%, 11/01/40	557,322	578,643
3.00%, 03/01/43	710,780	686,271
		2,268,931
Federal National Mortgage Association - 3.2%
Federal National Mortgage Association
3.50%, 04/15/29 - 05/15/44, TBA (i)	1,485,000	1,502,354
3.00%, 05/01/43	405,231	391,725
5.00%, 04/15/44, TBA (i)	513,000	559,330
4.50%, 05/15/44, TBA (i)	984,000	1,046,154
		3,499,563
Government National Mortgage Association - 0.5%
Government National Mortgage Association, 4.00%, 05/15/44, TBA (i)	510,000	534,125
Total Government and Agency Obligations (cost $6,661,129)		6,602,328

PREFERRED STOCKS - 1.7%
ENERGY - 0.3%
NuStar Logistics LP, 7.63%, 01/15/43	13,000	348,400
FINANCIALS - 1.4%
Allstate Corp., 5.10%, 01/15/53	8,000	199,200
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (e)	14,000	333,760
PNC Financial Services Group Inc. - Series P, 6.13%, (callable at 25 beginning 05/01/22) (e)	15,000	400,650
State Street Corp., 5.90%, (callable at 25 beginning 03/15/24) (e)	7,000	181,230
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (e)	16,000	398,400
		1,513,240
Total Preferred Stocks (cost $1,859,500)		1,861,640

INVESTMENT COMPANIES - 0.0%
PIMCO Dynamic Credit Income Fund	1,500	33,900
Total Investment Companies (cost $33,105)		33,900

SHORT TERM INVESTMENTS - 6.2%
Investment Company - 6.2%
JNL Money Market Fund, 0.01% (j) (k)	6,632,660	6,632,660
Total Short Term Investments (cost $6,632,660)		6,632,660
Total Investments - 100.9% (cost $107,134,107)		108,786,879
Other Assets and Liabilities, Net - (0.9%)		(947,735)
Total Net Assets - 100.0%		$107,839,144

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Company’s Board of Managers. As of March 31, 2014, the value of these securities was $30,730,629.

(b)	Variable rate security. Rate stated was in effect as of March 31, 2014.
(c)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(d)	Security is in default relating to principal and/or interest.
(e)	Perpetual security.
(f)

Rule 144A of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Company’s Board of Managers. See Restricted Securities in the Notes to Schedules of Investments.

(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2014.
(i)	All or a portion of the investment was purchased on a delayed delivery basis. As of March 31, 2014, the total cost of investments purchased on a delayed delivery basis was $4,142,585.
(j)	Investment in affiliate.
(k)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2014.

See accompanying Notes to Schedules of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedules of Investments

March 31, 2014

Currencies:

EUR - European Currency Unit (Euro)

GBP - British Pound

Abbreviations:

ABS - Asset-Backed Security

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details restricted Rule 144A securities that have not been deemed liquid, held at March 31, 2014.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

Calumet Specialty Products Partners LP, 6.50%, 04/15/21	03/27/2014	$488,199	$490,652	0.5%
Cemex Finance LLC, 6.00%, 04/01/24	03/26/2014	200,000	200,500	0.2
Financiere Gaillon 8 SAS, 7.00%, 09/30/19	03/27/2014	715,645	715,810	0.7
Styrolution Group GmbH, 7.63%, 05/15/16	12/05/2012	397,393	427,932	0.4
SunGard Availability Services Capital Inc., 8.75%, 04/01/22	03/27/2014	262,000	262,327	0.2
WideOpenWest Finance LLC, 10.25%, 07/15/19	03/27/2014	197,750	198,625	0.2
		$2,260,987	$2,295,846	2.2%

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
U.S. Treasury Long Bond Future, 20-Year	June 2014	(19)	$(21,713)
U.S. Treasury Note Future, 5-Year	June 2014	(9)	5,839
U.S. Treasury Note Future, 10-Year	June 2014	(130)	112,450
U.S. Treasury Ultra Long Term Bond Future, 30-Year	June 2014	(7)	(15,666)
			$80,910

Security Valuation - Under the JNL Strategic Income Fund LLC’s (“JNL Strategic Fund” or “Company”) valuation policy and procedures, the Company’s Board of Managers (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers,

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedules of Investments

March 31, 2014

restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” -  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments as of March 31, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency ABS	$—	$5,017,671	$—	$5,017,671
Corporate Bonds and Notes	—	88,638,680	—	88,638,680
Government and Agency Obligations	—	6,602,328	—	6,602,328
Preferred Stocks	1,861,640	—	—	1,861,640
Investment Companies	33,900	—	—	33,900
Short Term Investments	6,632,660	—	—	6,632,660
Fund Total	$8,528,200	$100,258,679	$—	$108,786,879

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$118,289	$—	$—	$118,289

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(37,379)	$—	$—	$(37,379)

(1) Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Fund recognizes transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2014.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedules of Investments

March 31, 2014

Investments in Affiliates — During the period ended March 31, 2014, JNL/PPM America Strategic Income Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Strategic Income Fund’s investment in JNL Money Market Fund on December 31, 2013 and March 31, 2014 was $4,871,491 and $6,632,660, respectively.  During the period ended March 31, 2014, dividend income received from this investment was $92 and there was no realized gain or loss relating to transactions in this investment.

Income Tax Matters - Under the Investment Company Act of 1940, as amended, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

For additional information on the Fund’s policies regarding valuation of investments and other significant accounting matters, please refer to the Fund’s most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 30, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 30, 2014

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.